SHARE-BASED COMPENSATION - Stock-Based Compensation Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares, Stock options
Outstanding at beginning of period (in shares)	38,414
Granted (in shares)	435
Exercised (in shares)	(951)
Forfeited (in shares)	(266)
Expired (in shares)	(6,609)
Outstanding at end of period (in shares)	31,023	38,414
Exercisable (in shares)	28,723
Expected to vest (in shares)	2,151
Weighted average exercise price, Stock options
Outstanding at beginning of period (in dollars per share)	$ 144.97
Granted (in dollars per share)	92.33
Forfeited (in dollars per share)	64.45
Exercised (in dollars per share)	95.12
Expired (in dollars per share)	165.67
Outstanding at end of period (in dollars per share)	142.68	$ 144.97
Exercisable (in dollars per share)	146.94
Expected to vest (in dollars per share)	$ 90.14
Weighted average contractual term (in years)
Stock options, weighted average remaining contractual term, outstanding	3 years 9 months 18 days
Stock options, weighted average remaining contractual term, exercisable	3 years 4 months 24 days
Stock options, weighted average remaining contractual term, expected to vest	7 years 8 months 12 days
Intrinsic value
Stock options, intrinsic value, outstanding	$ 88
Stock options, intrinsic value, exercisable	83
Stock options, intrinsic value, expected to vest	$ 5
RSUs
Shares
Outstanding at beginning of period (in shares)	8,057
Granted (in shares)	4,110
Exercised (in shares)	(1,630)
Forfeited (in shares)	(850)
Outstanding at end of period (in shares)	9,687	8,057
Expected to vest (in shares)	8,476
Weighted average grant date fair value
Outstanding at beginning of period (in dollars per share)	$ 77.90
Granted (in dollars per share)	87.68	$ 104.98	$ 63.28
Exercised (in dollars per share)	89.08
Forfeited (in dollars per share)	81.92
Outstanding at end of period (in dollars per share)	79.82	$ 77.90
Expected to vest (in dollars per share)	$ 80.03
Weighted average contractual term (in years)
Weighted average remaining contractual term, outstanding	1 year 2 months 12 days
Weighted average remaining contractual term, expected to vest	1 year 2 months 12 days
Intrinsic value
Intrinsic value, outstanding	$ 812
Intrinsic value, expected to vest	$ 710